This is filed pursuant to Rule 497(c).
File Nos. 33-72460 and 811-08188.

















































00250161.AH4

(LOGO)(R)            ALLIANCE GLOBAL DOLLAR GOVERNMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Indiana
Investors

    Prospective Indiana investors should note that the Fund invests primarily in lower rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Fund.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.




































00250161.AH4

This is filed pursuant to Rule 497(c).
File Nos. 33-72460 and 811-08188.

















































00250161.AH4

(LOGO)(R)            ALLIANCE GLOBAL DOLLAR GOVERNMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Washington
Investors

    Prospective Washington investors should note that the Fund invests primarily in lower rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Fund.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.




































00250161.AH4

This is filed pursuant to Rule 497(c).
File Nos. 33-72460 and 811-08188.

















































00250161.AH4

(LOGO)(R)            ALLIANCE GLOBAL DOLLAR GOVERNMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Arizona
Investors

    Prospective Arizona investors should note that the Fund invests primarily in lower rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Fund.

    The Fund may also engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Fund's rate of turnover and the incidence of short-term capital gain taxable as ordinary income.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.





























00250161.AH4

This is filed pursuant to Rule 497(c).
File Nos. 33-72460 and 811-08188.

















































00250161.AH4

(LOGO)(R)            ALLIANCE GLOBAL DOLLAR GOVERNMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Texas
Investors

    Prospective Texas investors should note that the Fund invests primarily in lower rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Fund.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.




































00250161.AH4

This is filed pursuant to Rule 497(c).
File Nos. 33-72460 and 811-08188.

















































00250161.AH4

(LOGO)(R)            ALLIANCE GLOBAL DOLLAR GOVERNMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Vermont
Investors

    Prospective Vermont investors should note that the Fund invests primarily in lower rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Fund.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.




































00250161.AH4